UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Build America Bond Fund

Eaton Vance
Build America Bond Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 97.0%(1)

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.4%
$1,000	University of Texas, 6.276%, 8/15/41	$1,057,600
260	University of Virginia, 6.20%, 9/1/39	299,052

		$1,356,652

General Obligations — 30.1%
$140	California, 7.55%, 4/1/39	$161,566
1,000	California, 7.70%, 11/1/30	1,089,450
125	California, 7.95%, 3/1/36	136,974
1,500	Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,533,855
740	Connecticut, 5.632%, 12/1/29	782,986
1,000	Denton County, TX, 5.968%, 7/15/35	1,023,320
75	Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	78,181
1,000	Detroit, MI, City School District, 7.747%, 5/1/39	1,085,640
225	Kauai, HI, 5.763%, 8/1/33	229,918
1,000	Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	1,022,350
1,030	Montgomery County, PA, 6.03%, 9/1/39	1,062,847
1,500	New York, NY, 6.646%, 12/1/31	1,622,685
200	Oxford, MI, 6.50%, 5/1/39	197,194
1,000	Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,034,380
400	Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	401,536
175	Texas, 5.517%, 4/1/39	185,488
275	Washington, 5.481%, 8/1/39	285,502

		$11,933,872

Hospital — 1.9%
$250	King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$255,740
500	King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	513,125

		$768,865

Lease Revenue/Certificates of Participation — 4.1%
$1,025	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$1,111,510
500	Oregon Department of Administrative Services, 6.18%, 5/1/35	501,635

		$1,613,145

Other Revenue — 1.3%
$250	Battery Park City Authority, NY, 6.375%, 11/1/39	$257,375
250	Florida State Board of Education Lottery Revenue, 6.584%, 7/1/29	264,208

		$521,583

Public Power/Electric Utilities — 16.8%
$1,000	American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,134,160
1,000	Indiana Municipal Power Agency, 5.594%, 1/1/42	970,690
1,000	Municipal Electric Authority of Georgia, 6.655%, 4/1/57	949,950
1,000	Nebraska Public Power District, 5.323%, 1/1/30	955,370
1,000	Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,099,000
500	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	502,950
1,000	San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,022,520

		$6,634,640

Special Tax Revenue — 11.3%
$980	Massachusetts School Building Authority, 5.715%, 8/15/39	$1,045,023
1,000	Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.534%, 7/1/32	962,070

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New York City Transitional Finance Authority, 5.508%, 8/1/37	$1,022,030
1,385	New York Urban Development Corp., 5.77%, 3/15/39	1,441,771

		$4,470,894

Transportation — 7.6%
$500	Maryland Transportation Authority, 5.888%, 7/1/43	$531,885
1,000	New Jersey Turnpike Authority, 7.102%, 1/1/41	1,171,800
500	Pennsylvania Turnpike Commission, 5.511%, 12/1/45	480,700
790	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	807,072

		$2,991,457

Water and Sewer — 20.5%
$750	Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$789,083
1,000	East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40	1,053,790
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	104,820
380	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	394,056
1,000	Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	1,021,130
1,500	Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,572,030
1,025	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,076,260
1,000	San Diego County, CA, Water Authority, 6.138%, 5/1/49	1,068,730
1,000	Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,044,110

		$8,124,009

Total Taxable Municipal Securities — 97.0% (identified cost $37,728,001)		$38,415,117

Short-Term Investments — 1.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$423	$423,189

Total Short-Term Investments (identified cost $423,189)		$423,189

Total Investments — 98.1% (identified cost $38,151,190)		$38,838,306

Other Assets, Less Liabilities — 1.9%		$738,590

Net Assets — 100.0%		$39,576,896

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	California	15.4%
	New York	13.7%
	Others, representing less than 10% individually	67.9%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2011 was $702.

The Fund did not have any open financial instruments at June 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,186,898

Gross unrealized appreciation	$929,277
Gross unrealized depreciation	(277,869)

Net unrealized appreciation	$651,408

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Taxable Municipal Securities	$—	$38,415,117	$—	$38,415,117
Short-Term Investments	—	423,189	—	423,189

Total Investments	$—	$38,838,306	$—	$38,838,306

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 25, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 25, 2011